Marketable Securities (Details) - Summary of marketable securities - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Summary of marketable securities [Abstract]
Fair value through profit or loss	[1]	$ 1,238	$ 1,112
Available-for-sale- Corporate bonds			5,488
Marketable securities, Total		$ 1,238	$ 6,600

[1]	The Company recognized trading gains in the amount of $ 126 during the year ended December 31, 2020.